Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 2,217,551,285	$ 1,976,907,231	$ 1,561,624,693
Total costs of revenue	(1,602,072,983)	(1,517,279,018)	(1,203,636,380)
Gross profit	615,478,302	459,628,213	357,988,313
Operating expenses	(240,047,821)	(212,568,458)	(178,629,347)
Operating income	375,430,481	247,059,755	179,358,966
Interest income	31,225,694	16,859,086	20,916,567
Interest expense	(99,245,696)	(66,153,440)	(29,856,832)
Net realized gain/ (loss) on short-term investments	(3,407,090)	7,873,987	2,505,696
Share of (loss)/gain in an equity investee	(9,374,451)	(1,710,070)	(324,612)
(Loss)/gain on extinguishment of debt	(21,443,949)	(15,879,702)	(12,123,750)
Exchange (loss)/gain	(25,677,654)	756,926	458,959
Unrealized income on short-term investments	1,150,200	2,095,979	235,334
Other income	1,741,732	2,326,010	4,540,227
Income from operations before income taxes	250,399,267	193,228,531	165,710,555
Income tax benefit/(expense)	(144,447,247)	(113,117,126)	(86,247,875)
Net income	105,952,020	80,111,405	79,462,680
Depreciation and amortization	15,132,875	13,727,526	8,688,384
Capital expenditure	16,654,387	9,761,856	6,461,532
Real estate properties development completed	632,359,691	840,393,193	477,179,252
Real estate property under development	4,068,716,308	1,996,000,653	1,719,135,164
Real estate properties held for lease	302,764,217	277,933,313	159,873,934
Total long-lived assets	1,342,491,007	1,314,221,789	288,113,840
Total assets	8,033,712,672	6,384,434,270	4,219,558,959
Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	2,139,370,792	1,924,560,806	1,524,968,403
Total costs of revenue	(1,543,974,061)	(1,474,067,213)	(1,174,571,926)
Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	9,584,972	8,732,799	5,946,051
Total costs of revenue	(9,348,616)	(11,006,122)	(3,682,645)
Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	63,447,420	41,738,319	30,022,747
Total costs of revenue	(44,619,783)	(31,646,448)	(24,281,442)
Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	5,148,101	1,875,307	687,492
Total costs of revenue	(4,130,523)	(559,235)	(1,100,367)
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	1,010,782,815	891,789,797	373,919,883
Total costs of revenue	(706,606,201)	(610,989,816)	(255,818,736)
Gross profit	304,176,614	280,799,981	118,101,147
Operating expenses	(62,812,091)	(64,061,347)	(41,459,159)
Operating income	241,364,523	216,738,634	76,641,988
Interest income	23,934,452	11,355,876	18,611,346
Interest expense	(15,091,954)	(18,393,523)	(6,312,134)
Net realized gain/ (loss) on short-term investments	183,450	3,110,564	1,316,577
Share of (loss)/gain in an equity investee	(1,342,875)	(1,062,499)	(688,363)
(Loss)/gain on extinguishment of debt	(24,665,987)	0	0
Exchange (loss)/gain	(13,029,174)	(362,736)	461,627
Unrealized income on short-term investments	0	151,003	7,862
Other income	(3,773,556)	2,326,004	4,534,357
Income from operations before income taxes	207,578,879	213,863,323	94,573,260
Income tax benefit/(expense)	(66,585,136)	(77,985,230)	(13,089,933)
Net income	140,993,743	135,878,093	81,483,327
Depreciation and amortization	5,881,359	5,597,930	5,477,178
Capital expenditure	8,700,583	5,756,237	5,257,710
Real estate properties development completed	119,978,648	49,708,034	39,369,770
Real estate property under development	1,630,532,021	937,340,899	376,001,881
Real estate properties held for lease	72,389,385	53,783,548	38,584,030
Total long-lived assets	370,303,455	207,599,517	98,501,017
Total assets	3,326,001,406	2,715,305,431	1,371,127,748
Henan [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	1,002,960,937	886,207,602	368,866,778
Total costs of revenue	(701,238,639)	(607,656,121)	(252,522,117)
Henan [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	4,463,583	3,567,372	3,588,434
Total costs of revenue	(2,245,710)	(2,170,672)	(1,792,349)
Henan [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	3,061,093	1,505,932	1,161,150
Total costs of revenue	(2,733,062)	(935,942)	(979,218)
Henan [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	297,202	508,891	303,521
Total costs of revenue	(388,790)	(227,081)	(525,052)
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	292,265,667	252,423,012	169,879,833
Total costs of revenue	(230,042,111)	(205,050,360)	(143,151,799)
Gross profit	62,223,556	47,372,652	26,728,034
Operating expenses	(12,610,671)	(10,497,498)	(8,682,365)
Operating income	49,612,885	36,875,154	18,045,669
Interest income	478,524	338,069	974,322
Interest expense	0	(362,759)	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	(1,067,320)	(974,405)	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	(162,149)	0	0
Income from operations before income taxes	48,861,940	35,876,059	19,019,991
Income tax benefit/(expense)	(24,338,485)	(11,359,619)	(11,666,859)
Net income	24,523,455	24,516,440	7,353,132
Depreciation and amortization	664,325	416,607	411,694
Capital expenditure	4,689,576	11,636	57,511
Real estate properties development completed	46,110,853	82,128,992	2,309,387
Real estate property under development	520,017,386	78,988,478	236,984,737
Real estate properties held for lease	7,929,336	5,633,936	5,604,196
Total long-lived assets	500,658,792	420,656,893	9,339,448
Total assets	902,384,756	693,368,606	370,315,900
Shandong [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	291,763,807	252,186,589	169,605,220
Total costs of revenue	(228,347,098)	(204,691,234)	(142,763,272)
Shandong [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	497,354	183,530	172,198
Total costs of revenue	(470,614)	(348,420)	(287,832)
Shandong [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Shandong [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	4,506	52,893	102,415
Total costs of revenue	(1,224,399)	(10,706)	(100,695)
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	331,743,582	284,409,505	349,617,261
Total costs of revenue	(217,052,885)	(251,246,196)	(275,136,345)
Gross profit	114,690,697	33,163,309	74,480,916
Operating expenses	(15,284,915)	(16,659,076)	(12,234,106)
Operating income	99,405,782	16,504,233	62,246,810
Interest income	568,283	218,937	262,675
Interest expense	(1,009,438)	(1,829,665)	0
Net realized gain/ (loss) on short-term investments	0	7,395	0
Share of (loss)/gain in an equity investee	(949,748)	(2,818)	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	391,338	0	0
Income from operations before income taxes	98,406,217	14,898,082	62,509,485
Income tax benefit/(expense)	(33,672,476)	(6,913,466)	(28,647,951)
Net income	64,733,741	7,984,616	33,861,534
Depreciation and amortization	2,398,697	3,445,463	1,442,768
Capital expenditure	6,226	13,725	19,302
Real estate properties development completed	38,293,044	13,625,012	94,008,195
Real estate property under development	240,985,540	217,051,399	104,989,367
Real estate properties held for lease	39,824,983	38,824,172	20,648,238
Total long-lived assets	95,890,366	50,598,511	22,056,718
Total assets	740,208,056	459,080,321	354,089,481
Jiangsu [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	330,352,688	284,388,321	349,616,790
Total costs of revenue	(214,621,791)	(247,765,242)	(273,738,274)
Jiangsu [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	917,227	0	0
Total costs of revenue	(2,336,287)	(3,353,579)	(1,328,100)
Jiangsu [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Jiangsu [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	473,667	21,184	471
Total costs of revenue	(94,807)	(127,375)	(69,971)
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	81,106,616	79,141,477	76,489,749
Total costs of revenue	(76,832,660)	(71,491,161)	(58,762,806)
Gross profit	4,273,956	7,650,316	17,726,943
Operating expenses	(4,275,577)	(3,772,416)	(3,329,524)
Operating income	(1,621)	3,877,900	14,397,419
Interest income	104,895	100,988	71,673
Interest expense	(2,259,789)	0	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	(3,719,920)	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	4,585,338	0	0
Income from operations before income taxes	(1,291,097)	3,978,888	14,469,092
Income tax benefit/(expense)	(1,312,549)	(812,628)	(5,223,645)
Net income	(2,603,646)	3,166,260	9,245,447
Depreciation and amortization	553,823	218,043	61,572
Capital expenditure	10,229	22,550	11,035
Real estate properties development completed	88,492,260	146,791,480	0
Real estate property under development	620,344,540	0	202,565,917
Real estate properties held for lease	36,086,237	23,503,438	0
Total long-lived assets	37,986,138	391,437,638	354,311
Total assets	839,829,759	584,350,518	222,100,489
Sichuan [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	80,701,160	79,054,170	76,489,749
Total costs of revenue	(75,842,475)	(71,332,282)	(58,762,806)
Sichuan [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	86,593	0	0
Total costs of revenue	(554,861)	(158,879)	0
Sichuan [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Sichuan [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	318,863	87,307	0
Total costs of revenue	(435,324)	0	0
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue	14,490,399	540,766	24,002,296
Total costs of revenue	(9,355,460)	(414,729)	(31,148,169)
Gross profit	5,134,939	126,037	(7,145,873)
Operating expenses	(64,432,460)	(44,507,378)	(38,841,455)
Operating income	(59,297,521)	(44,381,341)	(45,987,328)
Interest income	1,388,846	516,950	246,892
Interest expense	(2,137,378)	(5,056,962)	0
Net realized gain/ (loss) on short-term investments	0	9,077	(1,742)
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	(1,544)	0	(130,591)
Unrealized income on short-term investments	0	0	0
Other income	(521,424)	0	0
Income from operations before income taxes	(60,569,021)	(48,912,276)	(45,872,769)
Income tax benefit/(expense)	5,810,925	4,065,308	15,322,784
Net income	(54,758,096)	(44,846,968)	(30,549,985)
Depreciation and amortization	1,506,886	767,841	454,728
Capital expenditure	2,279,441	2,960,195	744,844
Real estate properties development completed	42,003,855	52,675,024	52,671,437
Real estate property under development	214,011,166	200,296,958	149,726,569
Real estate properties held for lease	0	0	0
Total long-lived assets	42,680,909	16,714,738	2,037,512
Total assets	340,188,589	296,118,475	283,695,245
Beijing [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	12,314,328	540,766	23,722,289
Total costs of revenue	(9,355,460)	(363,305)	(30,743,520)
Beijing [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Beijing [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Beijing [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	2,176,071	0	280,007
Total costs of revenue	0	(51,424)	(404,649)
Hainan [Member]
Segment Reporting Information [Line Items]
Total revenue	170,083,021	87,315,653	12,699,957
Total costs of revenue	(87,714,817)	(55,295,321)	(8,544,624)
Gross profit	82,368,204	32,020,332	4,155,333
Operating expenses	(12,088,762)	(7,726,269)	(4,028,044)
Operating income	70,279,442	24,294,063	127,289
Interest income	22,667	26,443	18,809
Interest expense	0	0	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	32,867	0	0
Income from operations before income taxes	70,334,976	24,320,506	146,098
Income tax benefit/(expense)	(33,888,754)	(10,189,683)	(556,388)
Net income	36,446,222	14,130,823	(410,290)
Depreciation and amortization	44,773	148,453	208,161
Capital expenditure	0	1,361	28,005
Real estate properties development completed	31,716,745	97,350,745	0
Real estate property under development	0	0	137,338,481
Real estate properties held for lease	0	0	0
Total long-lived assets	5,953,273	609,466	408,197
Total assets	39,269,241	108,984,575	207,361,083
Hainan [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	169,606,837	87,304,257	12,699,957
Total costs of revenue	(87,710,266)	(55,291,475)	(8,544,624)
Hainan [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Hainan [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Hainan [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	476,184	11,396	0
Total costs of revenue	(4,551)	(3,846)	0
Hunan [Member]
Segment Reporting Information [Line Items]
Total revenue	97,756,305	133,623,535	105,494,573
Total costs of revenue	(102,979,451)	(108,104,554)	(75,514,694)
Gross profit	(5,223,146)	25,518,981	29,979,879
Operating expenses	(11,008,482)	(10,099,854)	(6,372,468)
Operating income	(16,231,628)	15,419,127	23,607,411
Interest income	194,297	320,666	91,757
Interest expense	0	0	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	27,078	0	0
Income from operations before income taxes	(16,010,253)	15,739,793	23,699,168
Income tax benefit/(expense)	14,764,618	(2,560,610)	(13,925,672)
Net income	(1,245,635)	13,179,183	9,773,496
Depreciation and amortization	1,395,291	185,123	82,330
Capital expenditure	278	21,262	13,599
Real estate properties development completed	7,340,408	49,346,740	0
Real estate property under development	113,205,249	109,107,637	188,578,773
Real estate properties held for lease	47,347,197	50,422,065	0
Total long-lived assets	48,805,523	51,791,292	241,841
Total assets	274,708,013	266,196,168	276,147,610
Hunan [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	97,162,300	133,499,073	105,494,573
Total costs of revenue	(100,986,641)	(107,834,718)	(75,514,694)
Hunan [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	111,408	6,071	0
Total costs of revenue	(1,475,782)	(174,601)	0
Hunan [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Hunan [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	482,597	118,391	0
Total costs of revenue	(517,028)	(95,235)	0
Shanghai [Member]
Segment Reporting Information [Line Items]
Total revenue	641,119	1,187,682	100,003,503
Total costs of revenue	(295,775)	(996,187)	(89,067,765)
Gross profit	345,344	191,495	10,935,738
Operating expenses	(163,680)	(747,409)	(3,120,707)
Operating income	181,664	(555,914)	7,815,031
Interest income	62,536	268,325	83,756
Interest expense	(1,689,514)	(2,100,301)	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	(1,822)	0	0
Income from operations before income taxes	(1,447,136)	(2,387,890)	7,898,787
Income tax benefit/(expense)	1,503,472	686,619	(3,089,750)
Net income	56,336	(1,701,271)	4,809,037
Depreciation and amortization	277,113	68,648	77,851
Capital expenditure	0	0	0
Real estate properties development completed	82,320,988	90,003,702	91,307,299
Real estate property under development	0	0	0
Real estate properties held for lease	4,037,272	4,578,302	0
Total long-lived assets	4,056,266	4,639,263	127,856
Total assets	95,034,595	103,055,884	109,047,209
Shanghai [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	0	973,450	100,003,503
Total costs of revenue	(57,369)	(664,093)	(89,067,765)
Shanghai [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	641,119	209,186	0
Total costs of revenue	(238,406)	(332,094)	0
Shanghai [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Shanghai [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	0	5,046	0
Total costs of revenue	0	0	0
Tianjin [Member]
Segment Reporting Information [Line Items]
Total revenue	86,165,309	38,647,065	39,913,484
Total costs of revenue	(56,487,052)	(23,602,129)	(22,837,517)
Gross profit	29,678,257	15,044,936	17,075,967
Operating expenses	(5,904,656)	(6,001,987)	(16,533,371)
Operating income	23,773,601	9,042,949	542,596
Interest income	230,432	271,527	123,642
Interest expense	0	(1,214,368)	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	(948,161)	0	0
Income from operations before income taxes	23,055,872	8,100,108	666,238
Income tax benefit/(expense)	(8,088,479)	(1,713,343)	(3,217,994)
Net income	14,967,393	6,386,765	(2,551,756)
Depreciation and amortization	150,980	9,836	8,278
Capital expenditure	290,791	20,322	1,029
Real estate properties development completed	0	0	0
Real estate property under development	106,218,839	40,379,791	13,222,946
Real estate properties held for lease	0	0	0
Total long-lived assets	6,535,427	1,706,170	2,189,185
Total assets	185,400,019	98,249,020	97,995,395
Tianjin [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	86,165,279	38,646,991	39,912,406
Total costs of revenue	(56,487,052)	(23,602,129)	(22,837,517)
Tianjin [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Tianjin [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
Tianjin [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	30	74	1,078
Total costs of revenue	0	0	0
Shaanxi [Member]
Segment Reporting Information [Line Items]
Total revenue	63,323,382	67,472,485	126,834,309
Total costs of revenue	(64,519,608)	(50,936,208)	(91,499,828)
Gross profit	(1,196,226)	16,536,277	35,334,481
Operating expenses	(5,834,584)	(9,123,653)	(10,239,653)
Operating income	(7,030,810)	7,412,624	25,094,828
Interest income	78,014	69,336	92,040
Interest expense	(915,585)	0	0
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	(120,442)	0	0
Income from operations before income taxes	(7,988,823)	7,481,960	25,186,868
Income tax benefit/(expense)	1,735,041	(840,827)	(12,955,165)
Net income	(6,253,782)	6,641,133	12,231,703
Depreciation and amortization	1,888,104	1,766,074	106,653
Capital expenditure	13,183	9,571	8,593
Real estate properties development completed	48,352,943	127,107,105	0
Real estate property under development	150,381,455	140,257,927	166,266,501
Real estate properties held for lease	94,612,752	100,574,370	94,413,043
Total long-lived assets	125,890,353	125,298,084	125,018,000
Total assets	330,029,859	440,219,180	356,256,758
Shaanxi [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	58,795,214	63,283,292	126,550,015
Total costs of revenue	(59,670,857)	(46,516,108)	(91,274,052)
Shaanxi [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	2,064,129	3,832,764	284,294
Total costs of revenue	(1,978,147)	(4,420,100)	(225,776)
Shaanxi [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	2,464,039	356,429	0
Total costs of revenue	(2,870,604)	0	0
Shaanxi [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
UNITED STATES
Segment Reporting Information [Line Items]
Total revenue	9,386,572	98,784,088	152,007,123
Total costs of revenue	(9,357,970)	(108,350,506)	(128,803,285)
Gross profit	28,602	(9,566,418)	23,203,838
Operating expenses	(4,654,552)	(10,597,926)	(11,002,123)
Operating income	(4,625,950)	(20,164,344)	12,201,715
Interest income	3,311	0	0
Interest expense	(3,501,863)	(3,570,310)	(3,444,399)
Net realized gain/ (loss) on short-term investments	0	0	0
Share of (loss)/gain in an equity investee	0	0	0
(Loss)/gain on extinguishment of debt	0	0	0
Exchange (loss)/gain	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	2,093,750	6	2,487
Income from operations before income taxes	(6,030,752)	(23,734,648)	8,759,803
Income tax benefit/(expense)	3,037,875	8,694,642	(8,388,686)
Net income	(2,992,877)	(15,040,006)	371,117
Depreciation and amortization	(95,404)	232,618	106,407
Capital expenditure	89,510	257,643	25,770
Real estate properties development completed	127,749,947	131,656,359	197,513,164
Real estate property under development	199,665,838	168,236,598	133,498,536
Real estate properties held for lease	0	0	0
Total long-lived assets	25,781,516	19,666,135	6,004,446
Total assets	384,883,423	354,473,170	409,269,847
UNITED STATES | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	8,815,926	98,476,295	152,007,123
Total costs of revenue	(9,357,970)	(108,350,506)	(128,803,285)
UNITED STATES | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
UNITED STATES | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Total costs of revenue	0	0	0
UNITED STATES | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	570,646	307,793	0
Total costs of revenue	0	0	0
Guangdong [Member]
Segment Reporting Information [Line Items]
Total revenue	0	19,659
Total costs of revenue	0	(10,342)
Gross profit	0	9,317
Operating expenses	(1,185,184)	(680,754)
Operating income	(1,185,184)	(671,437)
Interest income	5,506	264
Interest expense	0	0
Net realized gain/ (loss) on short-term investments	0	0
Share of (loss)/gain in an equity investee	(1,295,899)	0
(Loss)/gain on extinguishment of debt	0	0
Exchange (loss)/gain	0	0
Unrealized income on short-term investments	0	0
Other income	0	0
Income from operations before income taxes	(2,475,577)	(671,173)
Income tax benefit/(expense)	(392,906)	145,513
Net income	(2,868,483)	(525,660)
Depreciation and amortization	137,262	38
Capital expenditure	0	392,779
Real estate properties development completed	0	0
Real estate property under development	102,997,747	93,205,573
Real estate properties held for lease	0	0
Total long-lived assets	23,600,985	125,896
Total assets	134,196,645	93,723,704
Guangdong [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Total costs of revenue	0	0
Guangdong [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0	19,659
Total costs of revenue	0	0
Guangdong [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Total costs of revenue	0	0
Guangdong [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Total costs of revenue	0	(10,342)
Hubei [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Gross profit	0
Operating expenses	(1,949,565)
Operating income	(1,949,565)
Interest income	0
Interest expense	0
Net realized gain/ (loss) on short-term investments	0
Share of (loss)/gain in an equity investee	0
(Loss)/gain on extinguishment of debt	0
Exchange (loss)/gain	0
Unrealized income on short-term investments	0
Other income	1,180
Income from operations before income taxes	(1,948,385)
Income tax benefit/(expense)	(152,722)
Net income	(2,101,107)
Depreciation and amortization	15,028
Capital expenditure	197,756
Real estate properties development completed	0
Real estate property under development	124,701,587
Real estate properties held for lease	0
Total long-lived assets	176,034
Total assets	127,532,829
Hubei [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Hubei [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Hubei [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Hubei [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Liaoning [Member]
Segment Reporting Information [Line Items]
Total revenue	427,072
Total costs of revenue	(298,443)
Gross profit	128,629
Operating expenses	(1,485,827)
Operating income	(1,357,198)
Interest income	5,966
Interest expense	0
Net realized gain/ (loss) on short-term investments	0
Share of (loss)/gain in an equity investee	0
(Loss)/gain on extinguishment of debt	0
Exchange (loss)/gain	335,310
Unrealized income on short-term investments	0
Other income	0
Income from operations before income taxes	(1,015,922)
Income tax benefit/(expense)	689,435
Net income	(326,487)
Depreciation and amortization	8,235
Capital expenditure	58,259
Real estate properties development completed	0
Real estate property under development	30,590,778
Real estate properties held for lease	0
Total long-lived assets	337,113
Total assets	34,993,328
Liaoning [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	427,072
Total costs of revenue	(298,443)
Liaoning [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Liaoning [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Liaoning [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	0
Total costs of revenue	0
Others [Member]
Segment Reporting Information [Line Items]
Total revenue	59,379,426	41,552,507	30,762,722
Total costs of revenue	(40,530,550)	(30,791,509)	(23,350,812)
Gross profit	18,848,876	10,760,998	7,411,910
Operating expenses	(36,356,815)	(28,092,891)	(22,786,372)
Operating income	(17,507,939)	(17,331,893)	(15,374,462)
Interest income	4,147,965	3,371,705	339,655
Interest expense	(72,640,175)	(33,625,552)	(20,100,299)
Net realized gain/ (loss) on short-term investments	(3,590,540)	4,746,951	1,190,861
Share of (loss)/gain in an equity investee	(998,689)	329,652	363,751
(Loss)/gain on extinguishment of debt	3,222,038	(15,879,702)	(12,123,750)
Exchange (loss)/gain	(12,982,246)	1,119,662	127,923
Unrealized income on short-term investments	1,150,200	1,944,976	227,472
Other income	137,735	0	3,383
Income from operations before income taxes	(99,061,651)	(55,324,201)	(45,345,466)
Income tax benefit/(expense)	(3,557,106)	(14,333,802)	(808,616)
Net income	(102,618,757)	(69,658,003)	(46,154,082)
Depreciation and amortization	306,403	870,852	250,764
Capital expenditure	318,555	294,575	294,134
Real estate properties development completed	0	0	0
Real estate property under development	15,064,162	11,135,393	9,961,456
Real estate properties held for lease	537,055	613,482	624,427
Total long-lived assets	53,834,857	23,378,186	21,835,309
Total assets	279,052,154	171,309,218	162,152,194
Others [Member] | Real Estate [Member]
Segment Reporting Information [Line Items]
Total revenue	305,244	0	0
Total costs of revenue	0	0	0
Others [Member] | Real Estate Lease [Member]
Segment Reporting Information [Line Items]
Total revenue	803,559	914,217	1,901,125
Total costs of revenue	(48,809)	(47,777)	(48,588)
Others [Member] | Management Service [Member]
Segment Reporting Information [Line Items]
Total revenue	57,922,288	39,875,958	28,861,597
Total costs of revenue	(39,016,117)	(30,710,506)	(23,302,224)
Others [Member] | Real Estate, Other [Member]
Segment Reporting Information [Line Items]
Total revenue	348,335	762,332	0
Total costs of revenue	$ (1,465,624)	$ (33,226)	$ 0